Financial and capital risk management - Maturity Analysis Of Financial Liabilities And Gross Settled Derivative Financial Instruments (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	R$ 3,947,959	R$ 2,767,901
Lease liabilities	239,288	202,723
Borrowings	1,353,029	1,030,700
Obligations to FIAGRO quota holders	226,417	159,722
Agribusiness Receivables Certificates	447,743
Payables for the acquisition of subsidiaries	214,698	279,931
Commodity forward contracts	68,662	210,040
Derivative financial instruments	78,092	44,639
Salaries and social charges	181,826	226,583
Dividends payable	6,659	1,642
Warrant liabilities	22,421	36,446
Liability for FPA Shares	168,862	139,133
Financial liabilities	6,955,656	5,099,460
Up to 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	3,947,367	2,765,354
Lease liabilities	106,229	91,419
Borrowings	1,314,821	982,318
Obligations to FIAGRO quota holders	226,417	159,722
Agribusiness Receivables Certificates	1,013
Payables for the acquisition of subsidiaries	186,661	224,689
Commodity forward contracts	68,333	210,040
Derivative financial instruments	78,092	44,639
Salaries and social charges	181,826	226,583
Dividends payable	6,659	1,642
Warrant liabilities	22,421	36,446
Liability for FPA Shares	168,862	0
Financial liabilities	6,308,701	4,742,852
From 1 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	592	2,547
Lease liabilities	133,059	111,304
Borrowings	38,208	48,382
Obligations to FIAGRO quota holders	0	0
Agribusiness Receivables Certificates	446,730
Payables for the acquisition of subsidiaries	28,037	55,242
Commodity forward contracts	329	0
Derivative financial instruments	0	0
Salaries and social charges	0	0
Dividends payable	0	0
Warrant liabilities	0	0
Liability for FPA Shares	0	139,133
Financial liabilities	R$ 646,955	R$ 356,608